Share-Based Compensation (Details 3) (Imaging Cayman [Member], USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Imaging Cayman [Member]
Number Shares, Balance	5,346,777	5,648,889
Number of Shares, Granted		1,380,000
Number of Shares, Vested		(868,390)
Number of Shares, Forfeited		(813,722)
Number of Shares, Cancelled	(5,346,777)
Number Shares, Balance	0	5,346,777
Weighted Average Grant Date Fair Value, Balance	$ 0.33	$ 0.33
Weighted Average Grant Date Fair Value, Granted		$ 0.33
Weighted Average Grant Date Fair Value, Vested		$ 0.33
Weighted Average Grant Date Fair Value, Forfeited		$ 0.33
Weighted Average Grant Date Fair Value, Cancelled	$ 0.33
Weighted Average Grant Date Fair Value, Balance	$ 0	$ 0.33